Taxation - Income taxes (Details) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 HKD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 HKD ($)
Income taxes
Withholding tax amount	¥ 9,473,000			¥ 17,836,000		¥ 22,284,000
Income tax rate (as a percent)	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%
Income taxes (net of refunds received)	¥ 63,123,000	$ 9,026		¥ 87,217,000		¥ 103,391,000
Reconciliation of the differences between the statutory income tax rate and the Group's effective income tax rate
Statutory income tax rate	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%
Operating loss carryforwards
Net operating tax loss carry forwards	¥ 18,249,860,000
Loss expiring in 2026
Operating loss carryforwards
Net operating tax loss carry forwards	246,081,000
Loss expiring in 2027
Operating loss carryforwards
Net operating tax loss carry forwards	927,888,000
Loss expiring in 2028
Operating loss carryforwards
Net operating tax loss carry forwards	718,454,000
Loss expiring in 2029
Operating loss carryforwards
Net operating tax loss carry forwards	306,105,000
Loss expiring in 2030 and thereafter
Operating loss carryforwards
Net operating tax loss carry forwards	16,051,332,000
Cayman Islands
Income taxes
Withholding tax amount	¥ 0
Hong Kong, China
Income taxes
Statutory income tax rate below threshold amount	8.25%	8.25%	8.25%	8.25%	8.25%	8.25%	8.25%
Ceiling limit of profit to estimate tax rate | $			$ 2		$ 2		$ 2
Income tax rate (as a percent)	16.50%	16.50%	16.50%	16.50%	16.50%	16.50%	16.50%
Reconciliation of the differences between the statutory income tax rate and the Group's effective income tax rate
Statutory income tax rate	16.50%	16.50%	16.50%	16.50%	16.50%	16.50%	16.50%
Mainland, China
Income taxes
Income tax rate (as a percent)	25.00%	25.00%	25.00%
Income taxes (net of refunds received)	¥ 60,600,000
Reconciliation of the differences between the statutory income tax rate and the Group's effective income tax rate
Statutory income tax rate	25.00%	25.00%	25.00%
Mainland, China | Certain subsidiaries | High and New Technology Enterprises [Member]
Income taxes
Preferential income tax rate	15.00%	15.00%	15.00%
Virgin Islands, British
Income taxes
Withholding tax amount	¥ 0
Other foreign jurisdictions
Income taxes
Income taxes (net of refunds received) | $		$ 2,500